Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information

(21) Segment Information

Honda has four reportable segments: the Motorcycle business, the Automobile business, the Financial services business and the Power product and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as components of Honda’s about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in Honda’s consolidated financial statements.

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle business	Motorcycles, all-terrain vehicles (ATVs), and relevant parts	Research & Development Manufacturing Sales and related services
Automobile business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial services business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power product and other businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

As of and for the year ended March 31, 2009

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,411,511	¥7,674,404	¥582,261	¥343,065	¥10,011,241	¥—	¥—	¥10,011,241
Intersegment	—	—	14,264	25,840	40,104	(40,104)	—	—

Total	¥1,411,511	¥7,674,404	¥596,525	¥368,905	¥10,051,345	¥(40,104)	¥—	¥10,011,241
Cost of sales, SG&A and R&D expenses	1,311,598	7,649,861	515,854	384,389	9,861,702	(40,104)	—	9,821,598

Segment income (loss)	¥99,913	¥24,543	¥80,671	¥(15,484)	¥189,643	¥—	¥—	¥189,643

Equity in income of affiliates	¥26,105	¥71,709	¥—	¥1,220	¥99,034	¥—	¥—	¥99,034
Assets	¥1,047,112	¥5,219,408	¥5,735,716	¥275,607	¥12,277,843	¥(458,926)	¥—	¥11,818,917
Investments in affiliates	¥107,431	¥379,068	¥—	¥16,247	¥502,746	¥—	¥—	¥502,746
Depreciation and amortization	¥51,200	¥373,295	¥199,324	¥13,825	¥637,644	¥—	¥—	¥637,644
Capital expenditures	¥90,401	¥523,593	¥671,127	¥16,920	¥1,302,041	¥—	¥—	¥1,302,041
Damaged and impairment losses on long-lived assets and goodwill	¥413	¥18,874	¥18,528	¥2,310	¥40,125	¥—	¥—	¥40,125
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥77,016	¥—	¥77,016	¥—	¥—	¥77,016

As of and for the year ended March 31, 2010

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,140,292	¥6,554,848	¥606,352	¥277,682	¥8,579,174	¥—	¥—	¥8,579,174
Intersegment	—	—	12,459	26,936	39,395	(39,395)	—	—

Total	¥1,140,292	¥6,554,848	¥618,811	¥304,618	¥8,618,569	¥(39,395)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	1,081,455	6,428,090	423,910	321,339	8,254,794	(39,395)	—	8,215,399

Segment income (loss)	¥58,837	¥126,758	¥194,901	¥(16,721)	¥363,775	¥—	¥—	¥363,775

Equity in income of affiliates	¥23,131	¥69,082	¥—	¥1,069	¥93,282	¥—	¥—	¥93,282
Assets	¥1,025,665	¥5,044,247	¥5,541,788	¥281,966	¥11,893,666	¥(264,551)	¥—	¥11,629,115
Investments in affiliates	¥103,032	¥334,875	¥—	¥16,821	¥454,728	¥—	¥—	¥454,728
Depreciation and amortization	¥48,683	¥337,787	¥230,453	¥12,751	¥629,674	¥—	¥—	¥629,674
Capital expenditures	¥38,332	¥284,586	¥546,342	¥23,748	¥893,008	¥—	¥—	¥893,008
Damaged and impairment losses on long-lived assets and goodwill	¥—	¥548	¥3,312	¥—	¥3,860	¥—	¥—	¥3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥40,062	¥—	¥40,062	¥—	¥—	¥40,062

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	25,600	45,380	(45,380)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥318,279	¥8,982,247	¥(45,380)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	323,804	8,398,349	(45,380)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥933,671	¥4,883,029	¥5,572,152	¥290,730	¥11,679,582	¥(108,708)	¥—	¥11,570,874
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥40,324	¥296,364	¥213,805	¥13,146	¥563,639	¥—	¥—	¥563,639
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets and goodwill	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which is out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments are not included in the Power product and other businesses but as Other Adjustments for the year ended March 31, 2011. For further information on Other Adjustments, see note 1(t).

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥257,291 million as of March 31, 2009, ¥338,135 million as of March 31, 2010, and ¥453,116 million as of March 31, 2011, which consist primarily of cash and cash equivalents and available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of the Financial Services Business include ¥ 195,776 million for the year ended March 31, 2009, ¥ 227,931 million for the year ended March 31, 2010 and ¥212,143 million for the year ended March 31, 2011, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of the Financial Services Business includes ¥668,128 million for the year ended March 31, 2009, ¥544,027 million for the year ended March 31, 2010 and ¥798,420 million for the year ended March 31, 2011, respectively, purchases of operating lease assets.
7.	For the year ended March 31, 2011, substantially all of the ¥45,720 million of the costs and expenses resulting from the Great East Japan Earthquake are included in Cost of sales, SG&A and R&D expenses of the Automobile business.

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2009	2010	2011
Motorcycles and relevant parts	¥1,323,259	¥1,079,165	¥1,225,098
All-terrain vehicles (ATVs) and relevant parts	88,252	61,127	63,096
Automobiles and relevant parts	7,674,404	6,554,848	6,794,098
Financial, insurance services	582,261	606,352	561,896
Power products and relevant parts	224,648	188,014	202,838
Others	118,417	89,668	89,841

Total	¥10,011,241	¥8,579,174	¥8,936,867

Geographical Information

As of and for the year ended March 31, 2009

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,871,962	¥3,990,729	¥4,148,550	¥10,011,241
Long-lived assets	¥1,140,316	¥1,835,163	¥566,445	¥3,541,924

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,864,513	¥3,294,758	¥3,419,903	¥8,579,174
Long-lived assets	¥1,113,386	¥1,767,879	¥603,881	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Others Countries	Total
Sales to external customers	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

The above information is based on the location of the Company and its subsidiaries.

Supplemental Geographical Information

In addition to the disclosure required by U.S.GAAP, Honda provides the following supplemental information in order to provide financial statements users with useful information:

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2009

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,871,962	¥4,534,684	¥1,191,540	¥1,335,091	¥1,077,964	¥10,011,241	¥—	¥—	¥10,011,241
Transfers between geographic areas	2,290,625	244,440	87,362	273,140	66,256	2,961,823	(2,961,823)	—	—

Total	¥4,162,587	¥4,779,124	¥1,278,902	¥1,608,231	¥1,144,220	¥12,973,064	¥(2,961,823)	¥—	¥10,011,241
Cost of sales, SG&A and R&D expenses	4,324,203	4,699,422	1,268,701	1,504,628	1,009,158	12,806,112	(2,984,514)	—	9,821,598

Operating income (loss)	¥(161,616)	¥79,702	¥10,201	¥103,603	¥135,062	¥166,952	¥22,691	¥—	¥189,643

Assets	¥3,078,478	¥6,547,880	¥766,594	¥1,016,059	¥450,081	¥11,859,092	¥(40,175)	¥—	¥11,818,917
Long-lived assets	¥1,140,316	¥1,918,579	¥110,543	¥253,113	¥119,373	¥3,541,924	¥—	¥—	¥3,541,924

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,864,513	¥3,752,417	¥769,857	¥1,320,047	¥872,340	¥8,579,174	¥—	¥—	¥8,579,174
Transfers between geographic areas	1,441,264	155,799	55,615	198,533	24,151	1,875,362	(1,875,362)	—	—

Total	¥3,305,777	¥3,908,216	¥825,472	¥1,518,580	¥896,491	¥10,454,536	¥(1,875,362)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	3,334,912	3,671,837	836,344	1,405,574	850,683	10,099,350	(1,883,951)	—	8,215,399

Operating income (loss)	¥(29,135)	¥236,379	¥(10,872)	¥113,006	¥45,808	¥355,186	¥8,589	¥—	¥363,775

Assets	¥2,947,764	¥6,319,896	¥591,423	¥1,050,727	¥619,345	¥11,529,155	¥99,960	¥—	¥11,629,115
Long-lived assets	¥1,113,386	¥1,861,596	¥107,262	¥240,704	¥162,198	¥3,485,146	¥—	¥—	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,875,630	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,357,202	¥213,672	¥—	¥11,570,874
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

Explanatory notes:

1. Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which is out-of-period adjustments. For further information on Other Adjustments, see note 1(t). The adjustments are not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥257,291 million as of March 31, 2009, ¥338,135 million as of March 31, 2010, and ¥453,116 million as of March 31, 2011, which consist primarily of cash and cash equivalents, available-for-sale securities, and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	Cost of sales, SG&A and R&D expenses of Japan includes ¥45,720 million for the year ended March 31, 2011 related to loss of the Great East Japan Earthquake.